Revenue - Contract costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Jan. 01, 2018
Capitalized Contract Cost [Line Items]
Contract with Customer, Liability	$ 22,000	$ 19,400	$ 22,000	$ 19,400	$ 26,400	$ 22,200
Contract with Customer, Liability	25,732		25,732		$ 30,108
Contract with Customer, Liability, Revenue Recognized	$ 20,800	$ 21,500	$ 26,400	$ 22,200